Suppliers	12 Months Ended
Dec. 31, 2023
Disclosure Suppliers Abstract
Suppliers
18.	Suppliers

	2023	2022
Domestic Currency	1,765,777	1,858,820
Foreign Currency	327,464	461,134
Total	2,093,241	2,319,954

Current	2,000,079	2,274,503
Non-current	93,162	45,451